Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain names	10 years
Audio content	Lesser of the licensed period or 5 years

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net advertising revenues	696,664	619,260	630,590
Paid services revenues	89,043	72,760	73,105
Revenues from paid contents	33,847	34,917	46,574
Revenues from E-commerce and others	55,196	37,843	26,531
Total	785,707	692,020	703,695

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2024 were as follows (in thousands):

Operating Lease Liabilities
RMB
Year ending December 31,
2025	16,009
2026	15,343
2027	10,566
2028	8,853
2029	7,746
2030	3,321
Total future lease payments	61,838
Less: Imputed interest	5,166
Total lease liability balance	56,672

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Cash payments for operating leases	25,890	26,001
Right-of-use assets obtained in exchange for operating lease liabilities	—	39,783